Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Additional paid in capital	Accumulated other comprehensive income	Retained earnings (accumulated deficit)	Total
Balance at Dec. 31, 2022	$ 2,117	$ 136,648	$ 1,101	$ (83,025)	$ 56,841
Balance (in Shares) at Dec. 31, 2022	18,421,852
Issuance of shares for cash consideration and issuance cost	$ 15	345			360
Issuance of shares for cash consideration and issuance cost (in Shares)	124,171
Restricted stock units vested	$ 5	(5)
Restricted stock units vested (in Shares)	52,532
Stock based compensation		1,951			1,951
Net income (loss)				(29,068)	(29,068)
Balance at Dec. 31, 2023	$ 2,137	138,939	1,101	112,093	30,084
Balance (in Shares) at Dec. 31, 2023	18,598,555
Issuance of shares for cash consideration and issuance cost	$ 366	6,086			6,452
Issuance of shares for cash consideration and issuance cost (in Shares)	3,365,014
Exercise of warrants	$ 163	(161)			2
Exercise of warrants (in Shares)	1,511,429
Restricted stock units vested	$ 19	(19)
Restricted stock units vested (in Shares)	175,991
Stock based compensation		2,065			2,065
Net income (loss)				(15,014)	(15,014)
Balance at Dec. 31, 2024	$ 2,685	146,910	1,101	(127,107)	$ 23,589
Balance (in Shares) at Dec. 31, 2024	23,650,989				23,650,989
Issuance of shares for cash consideration and issuance cost	$ 25,899	648,149			$ 674,048
Issuance of shares for cash consideration and issuance cost (in Shares)	212,525,574
Exercise of warrants
Exercise of warrants (in Shares)
Restricted stock units vested	$ 146	(146)
Restricted stock units vested (in Shares)	1,204,935
Stock based compensation		1,783			1,783
Net income (loss)				1,235,528	1,235,528
Balance at Dec. 31, 2025	$ 28,730	$ 796,696	$ 1,101	$ 1,108,421	$ 1,934,948
Balance (in Shares) at Dec. 31, 2025	237,381,498				237,381,498